Share Capital and Other Equity Instruments - Summary of Changes in Number of Warrants Outstanding and Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2019 Warrant $ / shares	Dec. 31, 2018 Warrant $ / shares
Disclosure Of Classes Of Share Capital [Abstract]
Number of warrants, beginning of year | Warrant	153,611	121,671
Number of warrants, Issued for cash | Warrant	19,402
Number of warrants, Issued to acquire assets | Warrant		4,000
Number of warrants, Cancelled - loan modification | Warrant	(168,735)	(100,117)
Number of warrants, Issued - loan modification | Warrant	168,735	128,057
Number of warrants, Expired | Warrant	(278)
Number of warrants, ending of year | Warrant	172,735	153,611
Number of warrants, exercisable - end of year | Warrant	170,735	149,611
Weighted average exercise price, beginning of year | $ / shares	$ 1,028.35	$ 2,109.21
Weighted average exercise price, Issued for cash | $ / shares	156.36
Weighted average exercise price, Issued to acquire assets | $ / shares		3,000.00
Weighted average exercise price, Cancelled - loan modification | $ / shares	872.51	2,384.42
Weighted average exercise price, Issued - loan modification | $ / shares	15.21	1,000.00
Weighted average exercise price, Expired | $ / shares	6,390.00
Weighted average exercise price, beginning of year | $ / shares	84.33	1,028.35
Weighted average exercise price, exercisable - end of year | $ / shares	$ 50.17	$ 975.64